Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021
OPERATING ACTIVITIES
Net earnings		$ 14,066,322	$ 11,424,475	$ 11,424,475
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation, Total		1,320,434	1,012,917
Deferred taxes		(561,739)	1,338,489	1,338,489
Compensation expense for restricted stock		449,089	527,671
Change in post-retirement benefits other than pensions		10,982	8,745
Lower of cost or net realizable value inventory adjustment	$ 274,093	0	274,093
Loss recognized on open derivatives not designated for hedge accounting		1,216,500	0
Deferred realized gain (loss) on derivatives designated for hedge accounting		1,342,520	(6,843,140)
Forgiveness of Paycheck Protection Program Loan		(1,706,614)	0
Changes in operating assets and liabilities:
Accounts receivable		(15,292,690)	(8,672,623)
Inventories		(31,930,029)	(621,943)
Federal income taxes recoverable		(1,403,485)	448,665
Other current assets		(123,890)	454,489
Accounts payable and accrued expenses		22,027,802	5,386,439
Income taxes payable		(1,455,099)	1,455,099
Employee compensation and related expenses		(1,557,862)	2,233,760
Contribution to retirement plan		200,000	(250)
Net cash provided by (used in) operating activities		(13,397,759)	8,426,886
INVESTING ACTIVITIES
Purchase of property, plant and equipment		(8,064,599)	(4,609,617)
Proceeds from sale of assets		160,542	30,957
Increase in cash value of officers’ life insurance		(13,853)	(11,580)
Net cash used in investing activities		(7,917,910)	(4,590,240)
FINANCING ACTIVITIES
Paycheck Protection Program loan proceeds		0	1,690,385
Cash dividends paid		(551,212)	(564,190)
Cash paid for principal portion of finance lease		(102,689)	(100,728)
Cash paid for share repurchases		(537,855)	(1,727,378)
Asset based lending facility proceeds		18,436,457	0
Net cash provided by (used in) financing activities		17,244,701	(701,911)
Increase (decrease) in cash and restricted cash		(4,070,968)	3,134,735
Cash and restricted cash at beginning of year	$ 17,057,751	20,192,486	17,057,751
Cash and restricted cash at end of year		$ 16,121,518	$ 20,192,486	$ 20,192,486